CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Apr. 16, 2014 shares	Dec. 02, 2013 shares	Mar. 28, 2012 shares	Sep. 02, 2010 shares	Jul. 28, 2009 shares	May. 23, 2008 shares
Temporary Equity [Line Items]
Accretion on convertible redeemable preferred shares to redemption value	$ 39,468,120	¥ 250,774,772
Series A Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares	5,000,000	5,000,000	5,000,000
Balance at beginning of the period		¥ 68,146,852	¥ 64,138,820
Issuance of shares (in shares) | shares									5,000,000
Accretion on convertible redeemable preferred shares to redemption value		69,598	¥ 4,008,032
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (68,216,450)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares	(5,000,000)	(5,000,000)
Balance at end of the period (in shares) | shares			5,000,000
Balance at end of the period			¥ 68,146,852
Series B Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares	12,123,314	12,123,314	12,123,314
Balance at beginning of the period		¥ 327,058,282	¥ 291,988,956
Issuance of shares (in shares) | shares								8,030,303
Accretion on convertible redeemable preferred shares to redemption value		3,451,997	¥ 35,069,326
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (330,510,279)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares	(12,123,314)	(12,123,314)
Balance at end of the period (in shares) | shares			12,123,314
Balance at end of the period			¥ 327,058,282
Series C Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares	17,348,382	17,348,382	17,348,382
Balance at beginning of the period		¥ 575,422,644	¥ 501,093,982
Issuance of shares (in shares) | shares							15,679,743
Accretion on convertible redeemable preferred shares to redemption value		75,476,317	¥ 74,328,662
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (650,898,961)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares	(17,348,382)	(17,348,382)
Balance at end of the period (in shares) | shares			17,348,382
Balance at end of the period			¥ 575,422,644
Series D Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares	10,000,000	10,000,000	10,000,000
Balance at beginning of the period		¥ 377,488,481	¥ 312,418,008
Issuance of shares (in shares) | shares						10,000,000
Accretion on convertible redeemable preferred shares to redemption value		51,479,102	¥ 65,070,473
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (428,967,583)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares	(10,000,000)	(10,000,000)
Balance at end of the period (in shares) | shares			10,000,000
Balance at end of the period			¥ 377,488,481
Series E Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares	18,554,545	18,554,545
Balance at beginning of the period		¥ 630,205,581
Issuance of shares (in shares) | shares				4,545,455	18,554,545
Issuance of shares, net of issuance costs		153,996,180	623,110,783
Accretion on convertible redeemable preferred shares to redemption value		97,696,064	¥ 7,094,798
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (881,897,825)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares	(23,100,000)	(23,100,000)
Balance at end of the period (in shares) | shares			18,554,545
Balance at end of the period			¥ 630,205,581
Class A Preferred Shares
Temporary Equity [Line Items]
Balance at beginning of the period (in shares) | shares	10,427,373	10,427,373
Balance at beginning of the period		¥ 295,199,496
Accretion on convertible redeemable preferred shares to redemption value		22,601,694	¥ 5,563,627
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering		¥ (317,801,190)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares) | shares	(10,427,373)	(10,427,373)
Balance at end of the period (in shares) | shares			10,427,373
Balance at end of the period			¥ 295,199,496
Class A Preferred Shares | Convertible Promissory Note
Temporary Equity [Line Items]
Conversion of convertible securities to shares (in shares) | shares			5,429,948
Conversion of convertible securities to shares (in dollar)			¥ 150,824,865
Class A Preferred Shares | Convertible Bonds ("CB")
Temporary Equity [Line Items]
Conversion of convertible securities to shares (in shares) | shares			4,997,425
Conversion of convertible securities to shares (in dollar)			¥ 138,811,004